Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2018
Inventory, Net [Abstract]
Summary of inventories

	As of	As of
	December 31, 2018	December 31, 2017
Raw materials	$7,011,718	$4,587,519
Work-in-progress	1,387,111	1,594,096
Finished goods	14,047,720	13, 277,742
Less: inventory valuation allowance	(171,936)	(139,291)
Total inventory	$22,274,613	$19,320,066